STOCK OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		77 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 290	$ 1,885	$ 390	$ 1,891	$ 2,635
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	134	1,163	176	1,169	1,661
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 156	$ 722	$ 214	$ 722	$ 974